Cash and Cash Equivalents - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	[1]	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Cash and cash equivalents	€ 30,018	€ 17,234		€ 39,338	€ 40,542
Cash burned	€ 12,800

[1]	For information on voluntary change in accounting policy, see note 5.2.16.